Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash	$ 67,322	$ 14,421
Accounts receivable, net	1,416	688
Forward Purchase Agreement (Note 7)	45,611	0
Prepaid expenses and other current assets (Note 8)	17,518	6,053
Total current assets	131,867	21,162
Property and equipment, net (Note 9)	651	320
Intangible assets, net (Note 10)	9,489	10,946
Total assets	142,007	32,428
Current liabilities:
Accounts payable, including due to related party of $1,464 and $2,407, respectively	15,433	4,890
Accrued expenses and other current liabilities (Note 11)	21,089	9,891
Advanced Subscription Agreements, including due to related party of nil and $4,333, respectively (Note 12)	0	8,120
Debt to related parties (Note 24)	0	10,129
Income tax payable	282	0
Total current liabilities	36,804	33,030
Non-current liabilities:
Convertible loan notes (Note 13)	0	6,130
Derivative liability (Note 13)	0	39,780
Long term debt, net of unamortized debt discount and debt issuance costs (Note 14)	33,705	0
Public Warrants (Note 15)	12,650	0
Exchangeable right liability (Note 16)	11,154	0
Other non-current liabilities	0	84
Total liabilities	94,313	79,024
Commitments and contingencies (Note 22)
Shareholders' equity (deficit): (Note 17)
Ordinary Shares	94	36
Additional paid in capital	415,304	105,835
Accumulated deficit	(369,951)	(152,173)
Accumulated other comprehensive income (loss)	2,247	(294)
Total shareholders' equity (deficit)	47,694	(46,596)
Total liabilities and shareholders' equity (deficit)	$ 142,007	$ 32,428